Property, plant and equipment - summary of property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 30,431
Change in the scope of consolidation	(39)
Translation differences	(2,493)	€ 1,547
Property, plant and equipment	29,014	30,431
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	67,138	59,736
Additions	5,659	5,709
Divestitures	(1,283)	(843)
Change in the scope of consolidation	(750)
Translation differences	(4,503)	2,582
Transfer to Assets held for sale		(102)
Other changes	(14)	56
Property, plant and equipment	66,247	67,138
Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(36,707)	(32,282)
Divestitures	1,217	778
Change in the scope of consolidation	382
Translation differences	2,010	(1,035)
Transfer to Assets held for sale		85
Other changes	16	18
Depreciation	(4,032)	(4,198)
Impairment losses and asset write-offs	(119)	(73)
Property, plant and equipment	(37,233)	(36,707)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	907
Property, plant and equipment	848	907
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	948	900
Additions	20	6
Divestitures	(11)	(11)
Change in the scope of consolidation	(2)
Translation differences	(71)	57
Transfer to Assets held for sale		0
Other changes	1	(4)
Property, plant and equipment	885	948
Land | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(41)	(44)
Divestitures	2	5
Change in the scope of consolidation	1
Translation differences	1	(2)
Transfer to Assets held for sale		0
Other changes	1	0
Depreciation	0	0
Impairment losses and asset write-offs	(1)	0
Property, plant and equipment	(37)	(41)
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,717
Property, plant and equipment	5,196	5,717
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	8,930	8,108
Additions	256	303
Divestitures	(17)	(22)
Change in the scope of consolidation	(104)
Translation differences	(639)	431
Transfer to Assets held for sale		0
Other changes	68	110
Property, plant and equipment	8,494	8,930
Industrial buildings | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(3,213)	(2,782)
Divestitures	11	12
Change in the scope of consolidation	76
Translation differences	163	(93)
Transfer to Assets held for sale		0
Other changes	0	3
Depreciation	(313)	(309)
Impairment losses and asset write-offs	(22)	(44)
Property, plant and equipment	(3,298)	(3,213)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	18,695
Property, plant and equipment	18,971	18,695
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	50,389	43,908
Additions	3,768	3,330
Divestitures	(1,163)	(729)
Change in the scope of consolidation	(618)
Translation differences	(3,167)	1,749
Transfer to Assets held for sale		(92)
Other changes	1,844	2,223
Property, plant and equipment	51,053	50,389
Plant, machinery and equipment | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(31,694)	(28,000)
Divestitures	1,126	697
Change in the scope of consolidation	287
Translation differences	1,693	(875)
Transfer to Assets held for sale		77
Other changes	29	14
Depreciation	(3,440)	(3,582)
Impairment losses and asset write-offs	(83)	(25)
Property, plant and equipment	(32,082)	(31,694)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,479
Property, plant and equipment	1,203	1,479
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,223	2,734
Additions	187	453
Divestitures	(88)	(70)
Change in the scope of consolidation	(21)
Translation differences	(301)	120
Transfer to Assets held for sale		(10)
Other changes	3	(4)
Property, plant and equipment	3,003	3,223
Other assets | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,744)	(1,443)
Divestitures	78	63
Change in the scope of consolidation	18
Translation differences	152	(64)
Transfer to Assets held for sale		8
Other changes	(19)	0
Depreciation	(279)	(307)
Impairment losses and asset write-offs	(6)	(1)
Property, plant and equipment	(1,800)	(1,744)
Advances and tangible assets in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,633
Property, plant and equipment	2,796	3,633
Advances and tangible assets in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,648	4,086
Additions	1,428	1,617
Divestitures	(4)	(11)
Change in the scope of consolidation	(5)
Translation differences	(325)	225
Transfer to Assets held for sale		0
Other changes	(1,930)	(2,269)
Property, plant and equipment	2,812	3,648
Advances and tangible assets in progress | Accumulated amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(15)	(13)
Divestitures	0	1
Change in the scope of consolidation	0
Translation differences	1	(1)
Transfer to Assets held for sale		0
Other changes	5	1
Depreciation	0	0
Impairment losses and asset write-offs	(7)	(3)
Property, plant and equipment	€ (16)	€ (15)